Operating Segment Information - Detailed Report of Segments (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Product sales	$ 4,082	$ 554
Share of income from equity/Whistler investment	165	163
Unrealized gain on revaluation of biological assets	11,620	2,179
Production costs	3,983	356
Inventory expensed as cost of sales	4,489	384
Reversal of impairment loss on loan receivable		725
Gain (loss) on disposition and revaluation of other investments	4,858	(310)
Stock-based compensation	1,862	307
Interest expense	126	(232)
Depreciation	541	382
Net income (loss)	2,491	(1,190)
Total assets	101,029	42,900
Total liabilities	14,661	9,223
Shareholders' equity	86,368	33,677	$ 11,703
Property, plant and equipment	56,172	14,122	$ 2,699
Purchase of property, plant, and equipment	42,701	1,523
Addition of property, plant, and equipment	43,046
Inter-segment elimination [member]
Disclosure of operating segments [line items]
Intercompany revenue	(624)	(437)
Interest expense	(475)	(196)
Depreciation		(2)
Net income (loss)	(523)	570
Total assets	(121,167)	(32,575)
Total liabilities	(54,275)	(32,912)
Shareholders' equity	(66,892)	337
Property, plant and equipment	1,844	2,165
Purchase of property, plant, and equipment		27
Investing segment [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Share of income from equity/Whistler investment	165	163
Reversal of impairment loss on loan receivable		725
Gain (loss) on disposition and revaluation of other investments	4,858	(310)
Intercompany revenue	624	437
Stock-based compensation	1,862	307
Interest expense	1	78
Depreciation	71	62
Net income (loss)	(368)	(1,381)
Total assets	151,998	59,046
Total liabilities	979	24,558
Shareholders' equity	151,019	34,488
Property, plant and equipment	1,153	1,085
Addition of property, plant, and equipment	138
Operating segment [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Product sales	4,082	554
Unrealized gain on revaluation of biological assets	11,620	2,179
Production costs	3,983	356
Inventory expensed as cost of sales	4,489	384
Interest expense	600	350
Depreciation	470	323
Net income (loss)	3,382	(379)
Total assets	70,198	16,429
Total liabilities	67,957	17,577
Shareholders' equity	2,241	(1,148)
Property, plant and equipment	53,175	10,872
Purchase of property, plant, and equipment		$ 1,496
Addition of property, plant, and equipment	$ 42,908